Turnover and segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Turnover and segment information

6. Turnover and segment information
Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the GSK Leadership Team (GLT). GSK reports under two segments; Commercial Operations and Total R&D. Members of the
GLT are responsible for each segment.
Originally, GSK reported 2021 results under four segments: Pharmaceuticals, Pharmaceuticals R&D, Vaccines and Consumer
Healthcare. However, the reporting of operating segments was changed in 2022 and with the demerger of Consumer Healthcare only two operating segments are reportable. There is no change to the reportable segments in the current or prior periods.
R&D investment is essential for the sustainability of the business. However for segment reporting the Commercial Operating profits exclude allocations of globally funded R&D.
The Total R&D segment is the responsibility of the Chief Scientific Officer and is reported as a separate segment. The operating costs of this segment includes R&D activities across Specialty Medicines, including HIV and Vaccines. It includes R&D and some
Selling, General and Administrative (SG&A) costs relating to regulatory and other functions.
The Group’s management reporting process allocates intra-Group profit on a product sale to the segment in which that sale is recorded, and the profit analyses below have been presented on that basis.

Turnover by segment	2024 £m	2023 £m	2022 £m
Commercial Operations	31,376	30,328	29,324
	31,376	30,328	29,324
Product sales are reported within three product groups: Vaccines, Specialty Medicines and General Medicines.

Commercial Operations:	2024 £m	2023 £m	2022 £m
Shingles	3,364	3,446	2,958
Meningitis	1,437	1,260	1,116
RSV	590	1,238	–
Influenza	408	504	714
Established Vaccines	3,339	3,266	3,085
	9,138	9,714	7,873
Pandemic Vaccines	–	150	64
Vaccines	9,138	9,864	7,937

HIV	7,089	6,444	5,749
Respiratory/Immunology and Other	3,299	3,025	2,609
Oncology	1,410	731	602
	11,798	10,200	8,960
Pandemic	12	44	2,309
Specialty Medicines	11,810	10,244	11,269

Respiratory	7,213	6,825	6,548
Other General Medicines	3,215	3,395	3,570
General Medicines	10,428	10,220	10,118

Total Commercial Operations	31,376	30,328	29,324
6. Turnover and segment information continued
During 2024, sales were made to three US wholesalers of £4,538 million (2023: £4,494 million; 2022: £4,045 million),
£4,792 million (2023: £4,498 million; 2022: £4,161 million) and £3,366 million (2023: £3,531 million; 2022: £3,227 million)
respectively, after allocating final-customer discounts to the wholesalers.
Revenue recognised in the year from performance obligations satisfied in previous periods impacting turnover arises from changes to prior year estimates of RAR (returns and rebates) accruals of £740 million (2023: £728 million).

Segment profit	2024 £m	2023 £m	2022 £m
Commercial Operations	15,335	14,656	13,590
Research and development	(5,845)	(5,607)	(5,060)
Segment profit	9,490	9,049	8,530
Corporate and other unallocated costs	(342)	(263)	(379)
Other reconciling items between segment profit and operating profit	(5,127)	(2,041)	(1,718)
Total Operating profit	4,021	6,745	6,433

Finance income	122	115	76
Finance costs	(669)	(792)	(879)
Gain on disposal of interest in associates	6	1	–
Share of after-tax losses of associates and joint ventures	(3)	(5)	(2)
Profit before taxation from continuing operations	3,477	6,064	5,628
Taxation	(526)	(756)	(707)
Profit after taxation for the year from continuing operations	2,951	5,308	4,921
Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit.
These include impairment and amortisation of intangible assets; major restructuring costs, which include impairments of tangible assets and computer software; transaction-related adjustments related to significant acquisitions; proceeds and costs of disposals of products and businesses; significant legal charges and expenses on the settlement of litigation and government investigations;
other operating income other than royalty income, and other items including amounts reclassified from the foreign currency translation reserve to the income statement upon the liquidation of a subsidiary where the amount exceeds £25 million. Please refer to the detail of Other reconciling items between segment profit and operating profit in the analysis of adjusting items in the
Group financial review.

Depreciation and amortisation by segment	2024 £m	2023 £m	2022 £m
Commercial Operations	906	893	829
Research and development	569	572	467
Segment depreciation and amortisation	1,475	1,465	1,296
Corporate and other unallocated depreciation and amortisation	74	110	112
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	1,002	719	739
Total depreciation and amortisation	2,551	2,294	2,147
6. Turnover and segment information continued

PP&E, intangible asset and goodwill impairment by segment	2024 £m	2023 £m	2022 £m
Commercial Operations	102	27	29
Research and development	22	13	32
Segment impairment	124	40	61
Corporate and other unallocated impairment	11	35	20
Other reconciling items between segment impairment and total impairment	302	432	420
Total impairment	437	507	501

PP&E and intangible asset impairment reversals by segment
Commercial Operations	(28)	(16)	(6)
Research and development	(2)	(9)	(19)
Segment impairment reversals	(30)	(25)	(25)
Corporate and other unallocated impairment reversals	(3)	(14)	–
Other reconciling items between segment impairment reversals and total impairment reversals	–	–	(1)
Total impairment reversals	(33)	(39)	(26)

Net operating assets by segment	2024 £m	2023 £m
Commercial Operations	12,501	12,302
Research and development	7,459	7,021
Segment net operating assets	19,960	19,323
Corporate and other unallocated net operating assets	43	625
Net operating assets	20,003	19,948

Net debt	(13,095)	(15,040)
Investments in associates and joint ventures	96	55
Current equity investment	–	2,204
Derivative financial instruments	(82)	16
Current and deferred taxation	6,161	5,536
Assets held for sale (excluding cash and cash equivalents)	3	76
Net assets	13,086	12,795
The Commercial Operations segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £6,061 million
(2023: £5,718 million) and the Pfizer put option of £915 million (2023: £848 million).
Geographical information
The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2024 £m	2023 £m	2022 £m
UK	708	693	695
US	16,384	15,820	14,542
Rest of World	14,284	13,815	14,087
External turnover	31,376	30,328	29,324

Non-current assets by location of subsidiary	2024 £m	2023 £m
UK	7,803	6,464
US	13,977	13,280
Belgium	5,378	5,337
Rest of World	5,588	6,606
Non-current assets	32,746	31,687
Non-current assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current receivables. There are no other countries with individually material external revenue or non-current assets.